Share-based compensation - SOP III Awards Reconciliation (Details) - SOP III - shares		12 Months Ended
	Dec. 16, 2014	Mar. 31, 2017	Mar. 31, 2015
Outstanding awards reconciliation
Exercised during the period (in shares)			0
Number of shares granted		102,181
Vesting awards (in shares)		35,769
Number of shares expected to vest during year ending March 31, 2018		66,412
RSUs
Outstanding awards reconciliation
Outstanding as of beginning of the period		524,302
Granted during the period (in shares)		210,609
Exercised during the period (in shares)		(230,115)
Cancelled during the period (in shares)		(1,433)
Forfeited during the period (in shares)		(31,293)
Outstanding as of end of the period		472,070
Number of shares granted	869,128
Vesting awards (in shares)		241,046
SARs
Outstanding awards reconciliation
Outstanding as of beginning of the period		314,217
Granted during the period (in shares)		127,195
Exercised during the period (in shares)		(34,144)
Forfeited during the period (in shares)		(55,945)
Outstanding as of end of the period		351,323
Number of shares granted	560,781
Vesting awards (in shares)		134,339
PSAs
Outstanding awards reconciliation
Outstanding as of beginning of the period		1,038,409
Granted during the period (in shares)		157,272
Exercised during the period (in shares)		(196,001)
Forfeited during the period (in shares)		(60,522)
Outstanding as of end of the period		939,158
Number of shares granted	1,441,586
Vesting awards (in shares)		356,612